Income (expenses) by nature	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]
29 INCOME (EXPENSES) BY NATURE

	06/30/2024	06/30/2023
Cost of sales
Personnel expenses	(759,931)	(711,401)
Costs of raw materials, materials and services	(5,118,397)	(5,336,373)
Logistics cost	(2,201,398)	(2,129,684)
Depreciation, depletion and amortization	(3,558,672)	(3,144,107)
Other (1)	(154,711)	(875,290)
	(11,793,109)	(12,196,855)
Selling expenses
Personnel expenses	(152,841)	(126,331)
Services	(104,965)	(62,108)
Logistics cost	(570,533)	(516,380)
Depreciation and amortization	(478,818)	(475,228)
Other (2)	(46,311)	(51,115)
	(1,353,468)	(1,231,162)
General and administrative expenses
Personnel expenses	(661,716)	(489,463)
Services	(208,933)	(171,346)
Depreciation and amortization	(69,204)	(55,014)
Other (3)	(120,893)	(101,620)
	(1,060,746)	(817,443)
Other operating (expenses) income, net
Rents and leases	504	1,476
Results from sales of other products, net	38,121	48,312
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(124,424)	(111,195)
Result on fair value adjustment of biological assets	539,003	1,256,315
Depletion and amortization	(4,086)	80,833
Provision for judicial liabilities	(56,307)	(71,878)
Other operating income (expenses), net	31,159	(19,874)
	423,970	1,183,989
(1)Includes R$126,392 related to maintenance downtime, costing (R$411,718 as at June 30, 2023).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.